SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  June 30, 2008

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:		JOELL M. BRAUN
TITLE:	ASST. VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5189

Signature, Place, and Date of Signing:



		JOELL M. BRAUN		Sioux Falls, SD		06/30/08

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	101

FORM 13F INFORMATION TABLE VALUE TOTAL:	$37,417

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

                                                                              SECURITIES AND EXCHANGE COMMISSION FORM 13
SECURITIES AND EXCHANGE COMMISSION FORM 13-F
AS OF 06/30/08
COLUMN 1 AND 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6			COLUMN 7	COLUMN 8
ISSUER AND TITLE OF CLASS	CUSIP	MARKET 	SHS OR 	SH/PRN	INVESTMENT 	SHS	OTHER	MANAGERS	VOTING 	SHARED 	NONE
		VALUE	PRN AMT		DISCRETION				AUTHORITY
		(X1000)			SOLE				SOLE
AFLAC Corp	001055102	369	5869	SH	X				5869
AT&T Inc	00206R102	372	11052	SH	X				11052
Abbott Labs Com	002824100	531	10023	SH	X				10023
Abraxas Pete Corp	003830106	295	54500	SH	X				54500
Alcoa Inc 	013817101	157	4400	SH	X				4400
Alliant Energy Corp	018802108	116	3388	SH	X				3388
Alliancebernstein Holding LP 	01881G106	55	1000	SH	X				1000
Allstate Corp	020002101	135	2959	SH	X				2959
Altria Group Inc	02209S103	81	3950	SH	X				3950
Ameren Corp Com	023608102	52	1223	SH	X				1223
American Elec Pwr Inc Com	025537101	47	1177	SH	X				1177
American Express Co Com	025816109	158	4200	SH	X				4200
American Greetings Corp	026375105	6	500	SH	X	 	 		500
Ameriprise Financial Inc	03706C106	15	360	SH	X				360
Amgen, Inc	031162100	95	2008	SH	X				2008
Anadarko Petroleum Corporation	032511107	80	1070	SH	X				1070
Anheuser Busch Cos Inc Com	035229103	338	5437	SH	X				5437
Anheuser Busch Cos Inc Com	035229103	6	100	SH		X	X		100
Apache Corp	037411105	227	1635	SH	X				1635
Applied Matls Inc Com	038222105	105	5487	SH	X				5487
Associated Banc Corp	045487105	20	1050	SH	X				1050
Atwood Oceanics Inc	050095108	913	7340	SH	X				7340
Automatic Data Processing Inc	053015103	161	3850	SH	X				3850
BP Amoco PLC ADR	055622104	322	4627	SH	X				4627
BT Group PLC ADR	05577E101	20	500	SH	X				500
Bank of America Corp 	060505104	217	9087	SH	X				9087
Bank of New York Mellon Corp 	064058100	159	4212	SH	X				4212
Baxter International Inc	071813109	77	1200	SH	X				1200
Bed Bath & Beyond Inc	075896100	84	2990	SH	X				2990
Bemis Co	081437105	22	964	SH	X				964
Berkshire Hathaway Inc Del Cl B	084670207	397	99	SH	X				99
Berkshire Hathaway Inc Del Cl B	084670207	100	25	SH		X	X		25
Best Buy Inc	086516101	166	4186	SH	X				4186
Blackrock Preferred Opportunity Trust	09249V103	186	10585	SH	X				10585
Blackrock Preferred Opportunity Trust	09249V103	21	1200	SH		X	X		1200
Blackrock Dividend Achievers	09250N107	103	10402	SH	X				10402
Boeing Co	097023105	39	600	SH	X				600
Buckeye Partners L P 	118230101	64	1500	SH	X				1500
Burlington Northern Santa Fe	12189T104	227	2268	SH	X				2268
Cas Medical Systems Inc	124769209	3	1000	SH	X				1000
CVS Corp	126650100	330	8328	SH	X				8328
Cedar Fair LP Depositary Unit	150185106	88	4667	SH	X				4667
Chesapeake Energy Corp	165167107	66	1000	SH	X				1000
Chevron	166764100	1831	18466	SH	X				18466
Chevron	166764100	38	383	SH		X	X		383
Cincinnati Financial Corp	172062101	4	171	SH	X				171
Cisco Systems Inc	17275R102	372	16003	SH	X				16003
Cintas Corp	172908105	4	152	SH	X				152
Citigroup Inc	172967101	221	13202	SH	X				13202
Citizens Communications Co	17453B101	45	4000	SH	X				4000
Coca-Cola Company	191216100	7	144	SH	X				144
Cohen & Steers REIT & Util Income Fd	19247Y108	49	2800	SH	X				2800
Colgate Palmolive Co	194162103	166	2402	SH	X				2402
Conagra Inc 	205887102	13	700	SH	X				700
Conocophillips	20825C104	833	8826	SH	X				8826
Consolidated Edison Inc 	209115104	51	1300	SH	X				1300
Constellation Energy Group I	210371100	45	542	SH	X				542
Corning Inc	219350105	231	10033	SH	X	  	 		10033
Daktronics Inc	234264109	12	587	SH	X				587
Daktronics Inc	234264109	16	800	SH		X	X		800
Deere & Co	244199105	29	400	SH	X				400
Dell Inc Com	24702R101	6	268	SH	X				268
Developers Diversified Realty Corp	251591103	7	190	SH	X				190
Diamonds Trust Series I	252787106	80	705	SH	X				705
Walt Disney Productions	254687106	109	3500	SH	X				3500
Walt Disney Productions	254687106	7	223	SH		X	X		223
Dominion Res Inc VA New Com	25746U109	51	1080	SH	X				1080
Donnelley R R & Sons Co	257867101	24	800	SH	X				800
Dow Chemical  Co	260543103	813	23278	SH	X				23278
Dreyfus Municipal Income Inc	26201R102	39	4644	SH	X				4644
Du Pont E I De Nemours & Co 	263534109	56	1306	SH	X				1306
Duke Energy Corporation 	26441C105	35	2028	SH	X				2028
EMC Corp Massachasetts	268648102	227	15475	SH	X				15475
Edwards Lifesciences Corp 	28176E108	6	100	SH	X				100
Emerson Electric Co 	291011104	447	9040	SH	X				9040
Emerson Electric Co 	291011104	20	400	SH		X	X		400
Enbridge Inc	29250N105	60	1400	SH	X				1400
Enterprise Products Partners LP	293792107	71	2400	SH	X				2400
Equifax Inc 	294429105	52	1540	SH	X				1540
Exelon Corp Com	30161N101	33	370	SH	 	X	X		370
Exxon Mobil Corp 	30231G102	2432	27596	SH	X				27596
FPL Group Inc	302571104	153	2325	SH	X				2325
FairPoint Communications Inc	305560104	1	177	SH	X				177
General Dynamics Corp	369550108	157	1865	SH	X				1865
General Electric Co 	369604103	933	34933	SH	X				34933
General Electric Co 	369604103	120	4500	SH		X	X		4500
General Growth Pptys Inc	370021107	110	3147	SH	X				3147
General Motors Corp 	370442105	2	160	SH	X				160
Glaxosmithkline PLC-ADR	37733W105	9	200	SH	X				200
Glaxosmithkline PLC-ADR	37733W105	11	250	SH	 	X	X		250
Great Plains Energy Inc Com	391164100	71	2800	SH	X				2800
Halliburton Co 	406216101	477	8984	SH	X				8984
John Hancock Patriot Prem Div Fund II	41013T105	19	2077	SH	X				2077
John Hancock Preferred Income Fund	41013W108	116	6100	SH	X				6100
Harley Davidson Inc	412822108	30	825	SH	X				825
Hartford Financial Services Group Inc 	416515104	288	4464	SH	X				4464
Hewlett-Packard Inc 	428236103	18	400	SH	X				400
Hologic Inc	436440101	22	1000	SH	X				1000
Home Depot Inc	437076102	180	7666	SH	X				7666
Honda Motor Co Limited	438128308	32	940	SH	X				940
Hormel Foods Corporation	440452100	52	1500	SH		X	X		1500
Hospira Inc	441060100	14	356	SH	X				356
Hospitality Pptys Tr Com	44106M102	29	1200	SH	X				1200
ITT Industries Inc	450911102	141	2228	SH	X				2228
Illinois Tool Works Inc	452308109	89	1875	SH	X				1875
Intel Corp	458140100	201	9375	SH	X				9375
Integrys Energy Group Inc	45822P105	73	1425	SH	X				1425
International Business Machines 	459200101	522	4404	SH	X				4404
International Business Machines 	459200101	24	200	SH		X	X		200
IShares DJ Select Dividend	464287168	61	1240	SH	X				1240
IShares Tr US Tips Bd Fd	464287176	9	85	SH	X				85
IShares MSCI Emerging Markets	464287234	53	388	SH	X				388
IShares Natural Resources	464287374	128	837	SH	X				837
Ishares S&P 500/barra Value Index Fund	464287408	530	8366	SH	X				8366
IShares Msci Eafe Index Fund	464287465	116	1683	SH	X				1683
IShares Russell Midcap Value Exchange-Traded Fund	464287473	76	590	SH	X				590
IShares Russell MidCap Growth	464287481	98	928	SH	X				928
IShares Russell MidCap Index	464287499	357	3725	SH	X				3725
IShares Russell MidCap Index	464287499	18	191	SH		X	X		191
IShares Cohen & Steers Rlty	464287564	67	889	SH	X				889
IShares Russell 1000 Value	464287598	41	589	SH	X				589
IShares Russell 1000 Value	464287598	11	158	SH	 	X	X		158
IShares Russell 1000 Growth Index Fund	464287614	2546	46092	SH	X				46092
IShares Russell 1000 Growth Index Fund	464287614	112	2015	SH		X	X		2015
IShares Russell 2000 Value	464287630	7	110	SH	X				110
I Shares S&P Small Cap 600	464287804	276	4593	SH	X				4593
I Shares S&P Small Cap 600	464287804	15	250	SH		X	X		250
IShares Dow Jones Oil and Gas Exploration & Production Index Fund	464288851	27	308	SH	X				308
IShares S&P GSCI Commodity I	46428R107	66	883	SH	X				883
J P Morgan Chase & Co Com	46625H100	123	3579	SH	X				3579
Johnson & Johnson 	478160104	373	5794	SH	X				5794
Kellogg Co 	487836108	58	1200	SH	X				1200
Keycorp 	493267108	7	600	SH	X				600
Kimberly-Clark Corp	494368103	167	2799	SH	X				2799
Kinder Morgan Energy Partners L P Ut Ltd Pt Int	494550106	124	2233	SH	X				2233
Kraft Foods Inc	50075N104	2	69	SH	X				69
Eli Lilly & Co 	532457108	4	88	SH	X				88
Lockheed Martin Corp	539830109	24	240	SH	X				240
Lowes Companies Inc	548661107	3	148	SH	X				148
MDU Res Group Inc 	552690109	35	1012	SH	X				1012
Marathon Oil Corp	565849106	10	200	SH	X				200
Marshall & Ilsley Corp	571837103	2	156	SH	X				156
Mattel Inc	577081102	81	4720	SH	X				4720
McDonalds Corp 	580135101	144	2555	SH	X				2555
McKesson HBOC Inc 	58155Q103	23	415	SH	X				415
Medco Health Solutions Inc Com	58405U102	1	24	SH	X				24
Medco Health Solutions Inc Com	58405U102	16	336	SH		X	X				336
Medtronic Inc 	585055106	260	5038	SH	X				5038
Mentor Corporation (MN)	587188103	111	4000	SH	X				4000
Merck & Co Inc	589331107	6	150	SH	X				150
Microsoft Corp 	594918104	312	11353	SH	X				11353
Microchip Technology Inc	595017104	34	1100	SH	X				1100
Midcap SPDR Trust Series 1	595635103	715	4806	SH	X				4806
Midcap SPDR Trust Series 1	595635103	215	1445	SH		X	X		1445
MoneyGram International Inc	60935Y109	1	1208	SH	X				1208
Motorola Inc 	620076109	60	8199	SH	X				8199
National City Corp	635405103	15	3153	SH	X				3153
National Fuel Gas Company	636180101	349	5875	SH	X				5875
Nike	654106103	60	1000	SH	X				1000
Nokia Corp Sponsored ADR	654902204	42	1700	SH	X				1700
Nuveen Performance Plus Municipal Fund #3043	67062P108	26	2000	SH	X				2000
Nuveen California Tax-Free Income Portfolio	67063R103	14	1000	SH	X				1000
Nuveen Select Tax Free Income III	67063X100	36	2600	SH	X				2600
Nuveen Quality Income Municipal Fund	670977107	98	7500	SH	X				7500
Oracle Corp	68389X105	136	6500	SH	X				6500
PNC Financial Services Group Inc	693475105	6	100	SH	X				100
PPG Industries Inc	693506107	5	79	SH	X				79
PPG Industries Inc	693506107	182	3175	SH	 	X	X		3175
Peabody Energy Corp	704549104	26	300	SH	X				300
Pengrowth Energy Trust	706902509	40	2000	SH	X				2000
Pepsico Inc	713448108	724	11393	SH	X				11393
Pepsico Inc	713448108	13	200	SH		X	X		200
Pfizer Inc 	717081103	143	8169	SH 	X				8169
Pfizer Inc 	717081103	10	600	SH		X	X				600
Plum Creek Timber Company Inc 	729251108	13	300	SH	X				300
Powershares QQQ Trust	73935A104	7	160	SH	X				160
Procter & Gamble Co	742718109	1159	19067	SH	X				19067
Procter & Gamble Co	742718109	255	4195	SH		X	X		4195
Provident Energy Trust	74386K104	34	3000	SH	X				3000
Qualcomm Inc 	747525103	525	11829	SH	X				11829
Raven Industries Inc	754212108	516	15740	SH	X				15740
Raven Industries Inc	754212108	73	2215	SH		X	X		2215
Royal Dutch Shell ADR 	780259107	18	225	SH	X				225
Royal Dutch Shell PLC ADR	780259206	155	1900	SH	X				1900
Rydex Russell Top 50 ETF	78355W205	146	1562	SH	X				1562
SLM Corp	78442P106	2	100	SH	 	X	X		 		100
Standard & Poors Dep Rec Amex Index	78462F103	386	3020	SH	X				3020
Standard & Poors Dep Rec Amex Index	78462F103	188	1470	SH		X	X		1470
Schering Plough Corp	806605101	8	400	SH	X				400
Schlumberger Ltd 	806857108	139	1290	SH	X				1290
Materials SPDR Trust	81369Y100	26	615	SH	X				615
Sempra Energy 	816851109	118	2087	SH	X				2087
Simon Property Group Inc	828806109	37	411	SH	X				411
A O Smith Corp	831865209	86	2630	SH	X				2630
Somanetics Corp	834445405	1	50	SH	X				50
Southern Co 	842587107	254	7278	SH	X				7278
Spain Fund Inc	846330108	20	2000	SH	X				2000
Sprint Corp	852061100	23	2400	SH	X				2400
Suntrust Banks Inc	867914103	8	223	SH	X				223
TCF Financial Corp	872275102	125	10400	SH	X				10400
Teppco Partners LP	872384102	40	1200	SH	X				1200
Target Corp 	87612E106	19	400	SH	X				400
Teva Pharmaceutical Inds Ltd Adr	881624209	137	3000	SH	X				3000
Textron Inc 	883203101	10	210	SH	X				210
3M Co	88579Y101	141	2030	SH	X				2030
Tim Hortons Inc	88706M103	31	1083	SH	X				1083
Toll Brothers Inc	889478103	62	3300	SH	X				3300
UGI Corp New 	902681105	86	3000	SH	X				3000
US Bancorp	902973304	102	3667	SH	X				3667
Union Pacific Corp	907818108	338	4480	SH	X				4480
United Parcel Service Inc Cl B	911312106	31	500	SH	X				500
United Technologies Corp 	913017109	332	5386	SH	X				5386
VanKampen Trust Investment Grade Municipal	920929106	48	3452	SH	X				3452
Vanguard Emerging Markets VIPERS ETF	922042858	20	432	SH	X	 	 		432
Vanguard Emerging Markets VIPERS ETF	922042858	1	28	SH		X	X				28
Vectren Corp 	92240G101	175	5600	SH 	X				5600
Vanguard Reit Viper ETR	922908553	16	270	SH	X				270
Vanguard Small-Cap Vipers	922908751	44	700	SH		X	X		700
Vanguard Total Stock Market Vipers	922908769	182	2847	SH	X				2847
Verizon Communications Com	92343V104	351	9910	SH	X				9910
Viacom Inc Cl B 	92553P201	10	325	SH	X				325
Vodafone Group Plc Adr 	92857W209	26	881	SH	X				881
Wal Mart Stores Inc	931142103	103	1835	SH	X				1835
Walgreen Co 	931422109	57	1756	SH	X				1756
Washington Mutual Inc 	939322103	12	2408	SH	X				2408
Wellpoint Inc	94973V107	75	1565	SH	X				1565
Wells Fargo & Co	949746101	933	39279	SH	X				39279
Wells Fargo & Co	949746101	112	4732	SH	 	X	X		4732
Wendy's International	950590109	22	800	SH	X				800
Weyerhaeuser Co 	962166104	19	370	SH	X				370
Williams Companies Inc	969457100	10	250	SH	X				250
Wyeth 	983024100	33	690	SH	X				690
Wyndham Worldwide Corp	98310W108	9	510	SH	X				510
Xcel Energy Inc Com	98389B100	380	18955	SH	X				18955
Yum Brands Inc	988498101	12	352	SH	X				352
Daimler Ag	D1668R123	15	249	SH	X				249
Garmin Corporation	G37260109	72	1690	SH	X				1690
Ingersoll-Rand Company Ltd Cl A	G4776G101	75	2000	SH 	X				2000
Transocean Inc	G90073100	43	279	SH	X				279
		37417